Borrowings - Schedule of reconciliation of loan (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning period	€ 176,847
Proceeds of issue	910		€ 92,309
Borrowings, ending period	187,373		176,847
Less: non-current portion	(166,521)		(132,768)
CURRENT PORTION	20,852		44,079
Amended debt financing agreement due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning period	167,520		89,182
Proceeds of issue	0		91,111
Transaction costs	(944)		(11,198)
Accrued interest	22,530		12,942
Payment of interest	(18,978)		(11,022)
Exchange rate difference	10,713		(3,494)
Borrowings, ending period	180,841	$ 187.9	167,520
Less: non-current portion	(161,420)		(127,119)
CURRENT PORTION	€ 19,421		€ 40,401